As filed with the Securities and Exchange Commission on February 26, 2010

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number  811 - 08270

RAINIER INVESTMENT MANAGEMENT MUTUAL FUNDS

601 UNION STREET, SUITE 2801
SEATTLE, WA 98101

JOHN W. O’HALLORAN
RAINIER INVESTMENT MANAGEMENT, INC.
601 UNION STREET, SUITE 2801
SEATTLE, WA 98101

(800) 248-6314

Date of fiscal year end: March 31

Date of reporting period:  December 31, 2009

Item 1. Schedule of Investments.

Rainier Large Cap Equity Portfolio
Schedule of Investments
December 31, 2009 (Unaudited)

COMMON STOCKS (99.4%)	Shares	Value
Consumer Discretionary (12.2%)
Best Buy Co., Inc.	255,445	$10,079,860
Carnival Corp. Cl. A *	575,380	18,233,792
Coach, Inc.	249,755	9,123,550
Comcast Corp. Cl. A	529,370	8,925,178
Kohls Corp. *	200,710	10,824,290
Lowe's Companies, Inc.	636,470	14,887,033
McDonald's Corp.	148,670	9,282,955
Newell Rubbermaid Inc.	578,140	8,677,882
NIKE, Inc. Cl. B	145,860	9,636,970
Starbucks Corp. *	599,420	13,822,625
Target Corp.	309,500	14,970,515
The DIRECTV Group, Inc. Cl. A*	330,875	11,034,681
The Gap, Inc.	699,630	14,657,249
The Walt Disney Co.	302,270	9,748,208
Time Warner Inc.	495,080	14,426,631
V.F. Corp.	124,360	9,108,126
		187,439,545
Consumer Staples (9.0%)
Avon Products, Inc.	404,500	12,741,750
Colgate-Palmolive Co.	190,700	15,666,005
General Mills, Inc.	345,180	24,442,196
Molson Coors Brewing Co. Cl. B	243,860	11,012,717
PepsiCo, Inc.	501,832	30,511,386
The Estee Lauder Companies Inc. Cl. A	254,520	12,308,587
The J.M. Smucker Co.	343,085	21,185,499
Wal-Mart Stores, Inc.	174,535	9,328,896
		137,197,036
Energy (11.1%)
Cameron International Corp. *	466,710	19,508,478
Chevron Corp.	580,135	44,664,594
Devon Energy Corp.	373,630	27,461,805
Newfield Exploration Co. *	215,820	10,408,998
Southwestern Energy Co. *	247,910	11,949,262
Total SA - ADR	372,830	23,876,033
Transocean Ltd. *	380,410	31,497,948
		169,367,118
Financials (12.9%)
ACE Limited	335,695	16,919,028
American Express Co.	371,460	15,051,559
Ameriprise Financial, Inc.	358,860	13,930,945
Annaly Capital Management, Inc.	443,945	7,702,446
Franklin Resources, Inc.	189,070	19,918,525
IntercontinentalExchange Inc. *	101,480	11,396,204
Invesco Ltd.	602,880	14,161,651
JPMorgan Chase & Co.	940,350	39,184,385
Marsh & McLennan Companies, Inc.	424,680	9,376,934
Morgan Stanley	355,700	10,528,720
State Street Corp.	525,790	22,892,897
The Charles Schwab Corp.	336,820	6,338,952
The Goldman Sachs Group, Inc.	62,970	10,631,855
		198,034,101

Rainier Large Cap Equity Portfolio
Schedule of Investments
December 31, 2009 (Unaudited)

Health Care (12.8%)	Shares	Value
Abbott Laboratories	590,085	$31,858,689
Allergan, Inc.	171,455	10,803,380
Amgen Inc. *	212,820	12,039,227
Baxter International Inc.	344,575	20,219,661
Celgene Corp. *	321,425	17,896,944
Cephalon, Inc. *	98,770	6,164,236
Covance Inc. *	153,400	8,371,038
Express Scripts, Inc. *	179,825	15,545,871
Gilead Sciences, Inc. *	553,805	23,968,680
QIAGEN N.V. *	415,215	9,267,599
Shire PLC- ADR	194,480	11,415,976
St. Jude Medical, Inc. *	254,250	9,351,315
Teva Pharmaceutical Industries, Ltd. - ADR	224,450	12,609,601
UnitedHealth Group Inc.	213,590	6,510,223
		196,022,440
Industrials (10.7%)
3M Co.	313,890	25,949,286
ABB Ltd. - ADR	653,105	12,474,306
CSX Corp.	255,600	12,394,044
Cummins Inc.	447,670	20,530,146
Deere & Co.	177,260	9,587,994
Expeditors International Washington, Inc.	458,430	15,921,274
FTI Consulting, Inc. *	179,140	8,448,242
Iron Mountain Inc. *	536,285	12,205,847
Oshkosh Corp.	344,480	12,756,094
Precision Castparts Corp.	147,765	16,305,868
United Technologies Corp.	256,930	17,833,511
		164,406,612
Information Technology (22.6%)
Apple Inc. *	239,970	50,600,074
Broadcom Corp. Cl. A *	453,835	14,273,111
Check Point Software Technologies Ltd. *	428,605	14,521,137
Cisco Systems, Inc. *	1,514,175	36,249,349
eBay Inc. *	487,510	11,475,985
EMC Corp. *	1,671,890	29,207,918
Google Inc. Cl. A *	51,925	32,192,462
Hewlett-Packard Co.	214,110	11,028,806
Intel Corp.	1,280,515	26,122,506
Juniper Networks, Inc. *	461,580	12,310,339
Microsoft Corp.	869,276	26,504,225
Oracle Corp.	675,140	16,567,936
QUALCOMM, Inc.	388,010	17,949,343
Trimble Navigation Ltd. *	360,760	9,091,152
Visa, Inc.	258,761	22,631,237
Western Union Co.	798,870	15,058,700
		345,784,280
Materials (4.9%)
Albemarle Corp.	425,820	15,487,074
Freeport-McMoRan Copper & Gold Inc. *	375,080	30,115,173
Praxair, Inc.	182,920	14,690,305
Walter Energy, Inc.	204,410	15,394,117
		75,686,669

Rainier Large Cap Equity Portfolio
Schedule of Investments
December 31, 2009 (Unaudited)

Telecommunication Services (1.4%)		Shares	Value
American Tower Corp. Cl. A *		491,520	$21,238,579

Utilities (1.8%)
The AES Corp. *		2,086,380	27,769,718
TOTAL COMMON STOCKS
(Cost $1,250,983,463)			$1,522,946,098

		Principal
SHORT-TERM INVESTMENTS (0.3%)		Amount	Value
Money Market Mutual Funds (0.3%)
First American Prime Obligations Fund		$5,119,406	$5,119,406
TOTAL SHORT-TERM INVESTMENTS
(cost $5,119,406)			$5,119,406

TOTAL INVESTMENTS (99.7%)
(cost $1,256,102,869)			$1,528,065,504

OTHER ASSETS IN EXCESS OF LIABILITIES (0.3%)			5,017,140
TOTAL NET ASSETS (100.0%)			$1,533,082,644

ADR	American Depository Receipt
*	Non income producing security.

The cost basis of investment for federal income tax purposes at December 31, 2009, was as follows***:

Cost of investments			$1,256,102,869
Gross unrealized appreciation			279,518,973
Gross unrealized depreciation			(7,556,338)
Net unrealized appreciation			$271,962,635

*** Because tax adjustments are calculated annually, the above table does not reflects the tax adjustments. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual report or annual report.

Rainier Mid Cap Equity Portfolio
Schedule of Investments
December 31, 2009 (Unaudited)

COMMON STOCKS (97.7%)	Shares	Value
Consumer Discretionary and Services (19.4%)
Avon Products, Inc.	143,000	$4,504,500
Bally Technologies, Inc. *	98,615	4,071,813
Best Buy Co., Inc.	75,530	2,980,414
Big Lots, Inc. *	247,440	7,170,811
BorgWarner, Inc.	115,620	3,840,896
Carnival Corp. Cl. A *	85,620	2,713,298
Coach, Inc.	101,305	3,700,672
Discovery Communications, Inc. *	218,110	6,689,434
DreamWorks Animation SKG, Inc. *	162,520	6,492,674
Family Dollar Stores, Inc.	174,600	4,859,118
Fossil, Inc. *	111,410	3,738,920
Guess?, Inc.	148,055	6,262,726
Jarden Corp.	228,900	7,075,299
LKQ Corp. *	148,792	2,914,835
Macys, Inc.	316,890	5,311,076
MSC Industrial Direct Co., Inc. Cl. A	66,580	3,129,260
Newell Rubbermaid Inc.	376,180	5,646,462
Nordstrom, Inc.	196,210	7,373,572
NVR, Inc. *	6,440	4,576,972
Priceline.com Inc. *	20,950	4,577,575
Starbucks Corp. *	184,325	4,250,535
The Estee Lauder Companies Inc. Cl. A	77,720	3,758,539
The Gap, Inc.	184,040	3,855,638
Tractor Supply Co. *	95,530	5,059,269
Urban Outfitters, Inc. *	181,240	6,341,588
V.F. Corp.	50,220	3,678,113
Warnaco Group, Inc. *	90,090	3,800,897
		128,374,906
Consumer Staples (2.3%)
Church & Dwight Co., Inc.	82,615	4,994,077
Molson Coors Brewing Co. Cl. B	44,730	2,020,007
The J.M. Smucker Co.	136,790	8,446,782
		15,460,866
Energy (9.8%)
Cameron International Corp. *	185,620	7,758,916
Concho Resources Inc. *	253,495	11,381,925
Dresser-Rand Group Inc. *	300,410	9,495,960
EXCO Resources, Inc. *	391,230	8,305,813
Newfield Exploration Co. *	121,990	5,883,578
Noble Corp.	145,040	5,903,128
Oceaneering International, Inc. *	52,630	3,079,908
Walter Energy, Inc.	69,640	5,244,588
Whiting Petroleum Corp. *	108,330	7,740,179
		64,793,995
Financial Services (15.9%)
ACE Limited	61,310	3,090,024
Affiliated Managers Group, Inc. *	161,520	10,878,372
Alliance Data Systems Corp. *	221,610	14,313,790
Ameriprise Financial, Inc.	211,380	8,205,772
Annaly Capital Management, Inc.	128,640	2,231,904
Commerce Bancshares, Inc.	143,144	5,542,536

Rainier Mid Cap Equity Portfolio
Schedule of Investments
December 31, 2009 (Unaudited)

Financial Services (15.9%) (Continued)	Shares	Value
Digital Realty Trust, Inc.	173,535	$8,725,340
First Niagara Financial Group, Inc.	461,400	6,418,074
Franklin Resources, Inc.	84,300	8,881,005
Invesco Ltd.	133,880	3,144,841
Marsh & McLennan Companies, Inc.	105,690	2,333,635
Northern Trust Corp.	64,490	3,379,276
Raymond James Financial, Inc.	195,890	4,656,305
SEI Investments Co.	156,420	2,740,478
Signature Bank *	212,200	6,769,180
State Street Corp.	157,050	6,837,957
TD Ameritrade Holding Corp. *	328,970	6,375,439
		104,523,928
Health Care (10.4%)
Alexion Pharmaceuticals, Inc. *	81,415	3,974,680
Allscripts-Misys Healthcare Solutions, Inc. *	244,430	4,944,819
Celgene Corp. *	94,415	5,257,027
Cephalon, Inc. *	68,315	4,263,539
Community Health Systems Inc. *	127,990	4,556,444
Covance Inc. *	64,470	3,518,128
Express Scripts, Inc. *	70,465	6,091,699
Hologic, Inc. *	138,297	2,005,306
Immucor, Inc. *	94,425	1,911,162
Inverness Medical Innovations, Inc. *	123,090	5,109,466
Life Technologies Corp. *	78,220	4,085,431
Mylan Laboratories *	235,600	4,342,108
Psychiatric Solutions, Inc. *	89,390	1,889,705
QIAGEN N.V. *	354,680	7,916,458
Shire PLC - ADR	70,470	4,136,589
United Therapeutics Corp. *	83,450	4,393,642
		68,396,203
Materials and Processing (8.9%)
Airgas, Inc.	158,015	7,521,514
AK Steel Holding Corp.	252,900	5,399,415
Albemarle Corp.	155,620	5,659,899
Cliffs Natural Resources Inc.	120,920	5,573,203
General Cable Corp. *	72,240	2,125,301
Greif, Inc. Cl. A	76,010	4,103,020
Precision Castparts Corp.	43,205	4,767,672
Silver Wheaton Corp. *	354,670	5,327,143
The Scotts Miracle-Gro Co.	121,590	4,779,703
Thompson Creek Metals Company, Inc. *	171,880	2,014,434
Valmont Industries, Inc.	64,410	5,052,964
Valspar Corp.	246,500	6,690,010
		59,014,278
Producer Durables (10.9%)
AMETEK, Inc.	170,075	6,503,668
Con-way Inc.	116,340	4,061,429
Copart, Inc. *	129,250	4,734,428
CSX Corp.	113,160	5,487,128
Cummins Inc.	177,040	8,119,054
Expeditors International Washington, Inc.	140,020	4,862,895
Flowserve Corp.	68,500	6,475,305
FTI Consulting, Inc. *	174,730	8,240,267

Rainier Mid Cap Equity Portfolio
Schedule of Investments
December 31, 2009 (Unaudited)

Producer Durables (10.9%) (Continued)	Shares	Value
Hewitt Associates, Inc. Cl. A *	170,930	$7,223,502
Iron Mountain Inc. *	272,550	6,203,238
Oshkosh Corp.	188,010	6,962,010
Verisk Analytics, Inc. Cl. A*	94,530	2,862,368
		71,735,292
Technology (16.4%)
Activision Blizzard, Inc. *	284,650	3,162,461
American Tower Corp. Cl. A *	149,895	6,476,963
Amphenol Corp. Cl. A	78,975	3,647,065
ANSYS, Inc. *	113,345	4,925,974
Broadcom Corp. Cl. A *	204,435	6,429,481
Brocade Communications Systems, Inc. *	481,200	3,671,556
Check Point Software Technologies Ltd. *	137,620	4,662,566
Citrix Systems, Inc. *	138,090	5,745,925
Cognizant Technology Solutions Corp. *	142,430	6,452,079
F5 Networks, Inc. *	58,170	3,081,847
Intersil Corp.	196,805	3,018,989
Juniper Networks, Inc. *	179,930	4,798,733
Marvell Technology Group Ltd. *	379,040	7,865,080
MICROS Systems, Inc. *	189,665	5,885,305
NetApp, Inc. *	96,285	3,311,241
Nuance Communications, Inc. *	535,200	8,317,008
NVIDIA Corp. *	267,230	4,991,856
Palm, Inc. *	217,170	2,180,387
SBA Communications Corp. *	140,820	4,810,411
Silicon Laboratories Inc. *	117,485	5,679,225
Teradyne, Inc. *	492,130	5,280,555
Trimble Navigation Ltd. *	166,185	4,187,862
		108,582,569
Utilities (3.7%)
Aqua America, Inc.	346,980	6,075,620
ITC Holdings Corp.	91,290	4,755,296
The AES Corp. *	1,040,060	13,843,198
		24,674,114
TOTAL COMMON STOCKS
(cost $525,569,789)		$645,556,151

	Principal
SHORT TERM INVESTMENTS (2.0%)	Amount	Value
Money Market Mutual Funds (2.0%)
First American Prime Obligations Fund	$13,111,361	$13,111,361
TOTAL SHORT TERM INVESTMENTS
(cost $13,111,361)		$13,111,361

TOTAL INVESTMENTS (99.7%)
(cost $538,681,150)		$658,667,512

OTHER ASSETS IN EXCESS OF LIABILITIES (0.3%)		2,232,390
TOTAL NET ASSETS (100.0%)		$660,899,902

Rainier Mid Cap Equity Portfolio
Schedule of Investments
December 31, 2009 (Unaudited)

ADR	American Depository Receipt
*	Non income producing security.

The cost basis of investment for federal income tax purposes at December 31, 2009, was as follows***:

Cost of investments		$538,681,150
Gross unrealized appreciation		125,097,701
Gross unrealized depreciation		(5,111,339)
Net unrealized appreciation		$119,986,362

*** Because tax adjustments are calculated annually, the above table does not reflects the tax adjustments.  For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual report or annual report.

Rainier Small/Midcap Equity Portfolio
Schedule of Investments
December 31, 2009 (Unaudited)

COMMON STOCKS (99.7%)	Shares	Value
Consumer Discretionary and Services (17.2%)
Bally Technologies, Inc. *	550,370	$22,724,777
Big Lots, Inc. *	871,710	25,262,156
Central European Distribution Corp. *	523,390	14,869,510
Coach, Inc.	553,870	20,232,871
Cooper Tire & Rubber Co.	1,569,610	31,470,680
Discovery Communications, Inc. *	1,021,290	31,322,964
DreamWorks Animation SKG, Inc. *	701,830	28,038,108
Family Dollar Stores, Inc.	867,020	24,129,167
Fossil, Inc. *	566,690	19,018,116
Fuel System Solutions Inc. *	615,790	25,395,180
Guess?, Inc.	858,210	36,302,283
Jarden Corp.	1,127,350	34,846,389
Leggett & Platt, Inc.	240,800	4,912,320
LKQ Corp. *	889,248	17,420,368
Macys, Inc.	1,617,610	27,111,144
MSC Industrial Direct Co., Inc. Cl. A	405,140	19,041,580
Newell Rubbermaid Inc.	2,036,070	30,561,411
Nordstrom, Inc.	565,850	21,264,643
Penske Automotive Group, Inc. *	688,920	10,457,806
Pool Corp.	721,380	13,763,930
Priceline.com Inc. *	72,430	15,825,955
Tractor Supply Co. *	458,140	24,263,094
Universal Electronics Inc. *	403,485	9,368,922
Urban Outfitters, Inc. *	913,490	31,963,015
Warnaco Group, Inc. *	458,540	19,345,803
		558,912,192
Consumer Staples (2.5%)
Church & Dwight Co., Inc.	436,660	26,396,097
The J.M. Smucker Co.	397,345	24,536,054
TreeHouse Foods, Inc. *	762,950	29,648,237
		80,580,388
Energy (8.2%)
Berry Petroleum Co. Cl. A	587,800	17,134,370
Concho Resources Inc. *	1,315,385	59,060,786
Dresser-Rand Group Inc. *	1,531,655	48,415,615
EXCO Resources, Inc. *	2,441,160	51,825,827
Forest Oil Corp. *	959,160	21,341,310
Hornbeck Offshore Services, Inc. *	597,235	13,903,631
Oceaneering International, Inc. *	326,630	19,114,388
Swift Energy Co. *	899,000	21,540,040
Whiting Petroleum Corp. *	179,230	12,805,983
		265,141,950
Financial Services (17.5%)
Affiliated Managers Group, Inc. *	817,060	55,028,991
Alliance Data Systems Corp. *	1,163,050	75,121,399
Digital Realty Trust, Inc.	879,420	44,217,237
Euronet Worldwide, Inc. *	1,274,480	27,974,836
First Niagara Financial Group, Inc.	2,570,730	35,758,854
IntercontinentalExchange Inc. *	94,750	10,640,425
Invesco Ltd.	536,940	12,612,721
Jones Lang LaSalle Inc.	554,250	33,476,700

Rainier Small/Midcap Equity Portfolio
Schedule of Investments
December 31, 2009 (Unaudited)

Financial Services (17.5%) (Continued)	Shares	Value
Lincoln National Corp. *	260,470	$6,496,122
Piper Jaffray Companies *	446,690	22,606,981
Prosperity Bancshares, Inc.	1,609,465	65,135,049
Raymond James Financial, Inc.	1,004,970	23,888,137
SEI Investments Co.	1,481,060	25,948,171
Signature Bank *	799,880	25,516,172
Stifel Financial Corp. *	708,430	41,967,393
TD Ameritrade Holding Corp. *	1,573,850	30,501,213
Tower Group, Inc.	261,925	6,131,664
Willis Group Holdings Ltd.	587,360	15,494,557
Wintrust Financial Corp.	305,320	9,400,803
		567,917,425
Health Care (13.3%)
Alexion Pharmaceutical, Inc. *	408,245	19,930,521
Allscript-Misys Healthcare Solutions, Inc. *	1,217,000	24,619,910
athenahealth, Inc. *	341,660	15,456,698
Cephalon, Inc. *	367,515	22,936,611
Charles River Laboratories International, Inc. *	452,820	15,255,506
Community Health Systems, Inc. *	597,700	21,278,120
Emergency Medical Services Corp. *	390,820	21,162,903
HealthSouth Corp. *	1,320,260	24,781,280
Hologic, Inc. *	684,423	9,924,134
Icon PLC - ADR *	727,520	15,809,010
Immucor, Inc. *	802,033	16,233,148
Inverness Medical Innovations, Inc. *	552,375	22,929,086
Life Technologies Corp. *	408,490	21,335,433
Mylan Laboratories *	1,193,440	21,995,099
Nuvasive, Inc. *	336,605	10,764,628
Psychiatric Solutions, Inc. *	594,114	12,559,570
QIAGEN N.V. *	2,348,379	52,415,819
ResMed Inc. *	249,680	13,050,774
Sirona Dental Systems, Inc. *	570,050	18,093,387
Sun Healthcare Group, Inc. *	1,150,005	10,545,546
United Therapeutics Corp. *	421,254	22,179,023
VCA Antech, Inc. *	724,970	18,066,252
		431,322,458
Materials and Processing (8.0%)
Airgas, Inc.	604,800	28,788,480
Cliffs Natural Resources Inc.	563,280	25,961,575
FMC Corp.	412,570	23,004,903
General Cable Corp. *	294,530	8,665,073
Precision Castparts Corp.	155,180	17,124,113
Schweitzer-Mauduit International, Inc.	81,610	5,741,263
Seabridge Gold, Inc. *	655,090	15,899,034
Silver Wheaton Corp. *	2,569,600	38,595,392
The Scotts Miracle-Gro Co.	594,250	23,359,967
Thompson Creek Metals Company, Inc. *	1,272,530	14,914,052
Valmont Industries, Inc.	345,860	27,132,717
Valspar Corp.	1,134,940	30,802,272
		259,988,841

Rainier Small/Midcap Equity Portfolio
Schedule of Investments
December 31, 2009 (Unaudited)

Producer Durables (12.8%)	Shares	Value
ABM Industries Inc.	1,622,375	$33,518,267
Aegean Marine Petroleum Network Inc.	1,048,270	28,806,460
Alaska Air Group, Inc. *	578,610	19,996,762
Allegiant Travel Co. *	529,890	24,994,911
AMETEK, Inc.	926,510	35,429,742
Con-way Inc.	801,470	27,979,318
Copart, Inc. *	634,475	23,240,819
EnerSys *	1,398,645	30,588,366
Flowserve Corp.	384,450	36,342,059
FTI Consulting, Inc. *	813,971	38,386,872
GrafTech International Ltd. *	2,188,080	34,024,644
Hewitt Associates, Inc. Cl. A *	820,035	34,654,679
Kennametal Inc.	1,327,990	34,421,501
Oshkosh Corp.	351,930	13,031,968
		415,416,368
Technology (17.6%)
Adtran, Inc.	766,290	17,279,839
ANSYS, Inc. *	549,355	23,874,968
Brocade Communications Systems, Inc. *	2,415,080	18,427,060
Check Point Software Technologies Ltd. *	781,020	26,460,958
Ciena Corp. *	1,262,940	13,690,270
Citrix Systems, Inc. *	457,170	19,022,844
Cognizant Technology Solutions Corp. *	565,160	25,601,748
CommScope, Inc. *	668,625	17,738,621
Concur Technologies, Inc. *	468,575	20,031,581
Diodes Inc. *	686,833	14,045,735
F5 Networks, Inc. *	298,520	15,815,590
Hittite Microwave Corp. *	487,670	19,872,552
Intersil Corp.	1,053,315	16,157,852
Marvell Technology Group Ltd. *	1,904,695	39,522,421
MICROS Systems, Inc. *	912,419	28,312,362
Monolithic Power Systems, Inc. *	703,650	16,866,491
NetApp, Inc. *	485,585	16,699,268
Nuance Communications, Inc. *	3,109,340	48,319,144
ON Semiconductor Corp. *	1,546,170	13,621,758
Palm, Inc. *	1,627,520	16,340,301
Riverbed Technology, Inc. *	1,084,960	24,921,531
SBA Communications Corp. *	703,390	24,027,802
Silicon Laboratories Inc. *	577,415	27,912,241
Taleo Corp. Cl. A *	741,320	17,435,846
Teradyne, Inc. *	2,249,170	24,133,594
Trimble Navigation Ltd *	956,425	24,101,910
		570,234,287
Utilities (2.6%)
Aqua America, Inc.	1,661,540	29,093,566
ITC Holdings Corp.	464,415	24,191,377
The AES Corp. *	1,366,430	18,187,183
tw telecom inc. *	744,155	12,754,817
		84,226,943
TOTAL COMMON STOCKS
(cost $2,600,713,478)		$3,233,740,852

Rainier Small/Midcap Equity Portfolio
Schedule of Investments
December 31, 2009 (Unaudited)

		Principal
		Amount	Value
SHORT-TERM INVESTMENTS (0.9%)
Money Market Mutual Funds (0.9%)
First American Prime Obligations Fund		$28,172,948	$28,172,948
TOTAL SHORT-TERM INVESTMENTS
(cost $28,172,948)			$28,172,948

TOTAL INVESTMENTS (100.6%)
(cost $2,628,886,426)			$3,261,913,800

LIABILITIES IN EXCESS OF OTHER ASSETS (-0.6%)			(18,502,280)
TOTAL NET ASSETS (100.0%)			$3,243,411,520
ADR	American Depository Receipt
*	Non income producing security.

The cost basis of investment for federal income tax purposes at December 31, 2009, was as follows***:

Cost of investments			$2,628,886,426
Gross unrealized appreciation			669,294,833
Gross unrealized depreciation			(36,267,459)
Net unrealized appreciation			$633,027,374

*** Because tax adjustments are calculated annually, the above table does not reflects the tax adjustments.  For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual report or annual report.

Rainier Balanced Portfolio
Schedule of Investments
December 31, 2009 (Unaudited)

	Principal
DEBT SECURITIES (38.5%)	Amount	Value
ASSET-BACKED SECURITIES (1.8%)
Capital One
Series 2006-A6, 5.300%, 02/15/2014	250,000	$262,444
Citibank Credit Card Issuance Trust
Series 2006-A4, 5.450%, 05/10/2013	1,125,000	1,184,473

TOTAL ASSET-BACKED SECURITIES		$1,446,917
(Cost $1,373,202)

COLLATERALIZED MORTGAGE OBLIGATIONS (0.2%)
Federal National Mortgage Association
Series 2007-B2, 5.500%, 12/25/2020	151,914	160,829

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS		$160,829
(cost $151,790)

CORPORATE BONDS (20.5%)
Finance (13.9%)
ACE INA Holdings
5.600%, 05/15/2015	515,000	553,294
Allstate Life Global Funding Trust
5.375%, 04/30/2013	300,000	320,486
American Express Co.
7.000%, 03/19/2018	150,000	165,452
Ameriprise Financial, Inc.
5.350%, 11/15/2010	750,000	775,089
Bank of America Corp.
5.650%, 05/01/2018	450,000	457,779
Bear Stearns Cos., Inc.
5.350%, 02/01/2012	525,000	558,126
5.700%, 11/15/2014	175,000	192,764
BlackRock, Inc.
5.000%, 12/10/2019	125,000	123,072
Citigroup, Inc.
6.000%, 02/21/2012	400,000	422,491
Credit Suisse First Boston
5.000%, 05/15/2013	150,000	160,089
General Electric Capital Corp.
5.900%, 05/13/2014	575,000	622,215
5.625%, 09/15/2017	375,000	386,937
Hartford Financial Services Group, Inc.
5.250%, 10/15/2011	475,000	490,419
Household Finance Corp.
6.375%, 10/15/2011	500,000	531,987
JPMorgan Chase & Co.
4.500%, 01/15/2012	125,000	131,063
MetLife, Inc.
6.750%, 06/01/2016	325,000	364,427
Morgan Stanley
5.300%, 03/01/2013	275,000	290,059
4.750%, 04/01/2014	625,000	629,190
Northern Trust Corp.
5.200%, 11/09/2012	225,000	244,528

Rainier Balanced Portfolio
Schedule of Investments
December 31, 2009 (Unaudited)

	Principal
Finance (13.9%) (Continued)	Amount	Value
Prudential Financial Inc.
5.150%, 01/15/2013	425,000	$447,404
SLM Corp.
4.000%, 01/15/2010	300,000	299,984
0.442%, 07/26/2010 **	775,000	758,583
The Charles Schwab Corp.
4.950%, 06/01/2014	275,000	290,394
The Goldman Sachs Group, Inc.
5.950%, 01/18/2018	675,000	713,921
The Travelers Cos., Inc.
5.900%, 06/02/2019	375,000	401,244
Wachovia Corp.
5.500%, 05/01/2013	625,000	664,463
		10,995,460
Industrials (6.4%)
Alltel Corp.
7.000%, 07/01/2012	250,000	275,934
Analog Devices, Inc.
5.000%, 07/01/2014	500,000	522,119
ArcelorMittal SA Luxembourg
5.375%, 06/01/2013	325,000	343,223
Bemis Co., Inc.
6.800%, 08/01/2019	75,000	82,606
BHP Billiton Financial USA Ltd.
5.125%, 03/29/2012	275,000	292,866
Caterpillar Financial Services Corp.
6.125%, 02/17/2014	500,000	559,283
Cisco System, Inc.
4.450%, 01/15/2020	75,000	73,721
Conoco Funding Co.
6.350%, 10/15/2011	200,000	217,684
John Deere Capital Corp.
5.350%, 01/17/2012	575,000	614,778
Nokia Corp.
5.375%, 05/15/2019	50,000	51,141
Novartis Capital Corp.
4.125%, 02/10/2014	300,000	315,650
Rio Tinto Finance USA Ltd.
5.875%, 07/15/2013	300,000	323,970
St. Jude Medical, Inc.
3.750%, 07/15/2014	125,000	126,479
4.875%, 07/15/2019	75,000	75,739
Target Corp.
5.375%, 05/01/2017	325,000	349,300
United Parcel Service, Inc.
3.875%, 04/01/2014	175,000	181,998
Western Union Co.
5.400%, 11/17/2011	250,000	267,040
WMC Finance USA Ltd.
5.125%, 05/15/2013	350,000	375,688
Zimmer Holdings, Inc.
4.625%, 11/30/2019	50,000	49,644
		5,098,863

Rainier Balanced Portfolio
Schedule of Investments
December 31, 2009 (Unaudited)
	Principal
	Amount	Value
Utilities (0.2%)
Virginia Electric & Power Co.
5.000%, 06/30/2019	125,000	$127,669

TOTAL CORPORATE BONDS
(Cost $15,637,829)		16,221,992

MORTGAGE PASS-THROUGH SECURITIES (3.5%)
Federal Home Loan Mortgage Corp.
Pool #G13466, 4.500%, 08/01/2022	113,923	118,386
Pool #G01779, 5.000%, 04/01/2035	432,559	445,017
Pool #G02327, 6.500%, 08/01/2036	92,160	98,769
		662,172
Federal National Mortgage Association
Pool #555872, 5.000%, 11/01/2018	206,587	217,684
Pool #725690, 6.000%, 08/01/2034	650,469	693,868
Pool #807942, 5.500%, 12/01/2034	486,669	511,585
Pool #735394, 6.500%, 02/01/2035	114,235	123,249
Pool #824940, 5.500%, 06/01/2035	343,684	361,066
Pool #745275, 5.000%, 02/01/2036	229,779	236,290
		2,143,742

TOTAL MORTGAGE PASS-THROUGH SECURITIES		$2,805,914
(cost $2,650,387)

U.S. GOVERNMENT AGENCY (3.8%)
Federal Home Loan Bank
5.625%, 06/13/2016	825,000	832,875
Federal Home Loan Mortgage Corp.
2.500%, 04/08/2013	650,000	653,271
4.875%, 06/13/2018	200,000	214,303
		867,574
Federal National Mortgage Association
5.375%, 07/15/2016	200,000	222,982
5.375%, 06/12/2017	500,000	555,238
5.240%, 08/07/2018	500,000	523,485
		1,301,705

TOTAL U.S. GOVERNMENT AGENCY		$3,002,154
(cost $2,942,538)

U.S. TREASURY NOTES (8.7%)
2.875%, 06/30/2010	200,000	202,680
1.000%, 08/31/2011	800,000	800,657
1.375%, 10/15/2012	1,275,000	1,268,227
4.250%, 08/15/2013	200,000	215,875
2.625%, 06/30/2014	400,000	403,032
2.375%, 08/31/2014	425,000	422,012
4.250%, 11/15/2014	750,000	808,126
4.500%, 02/15/2016	1,250,000	1,348,731
3.250%, 06/30/2016	600,000	601,922
4.250%, 11/15/2017	400,000	419,375
3.875%, 05/15/2018	250,000	253,926
2.750%, 02/15/2019	150,000	138,141

TOTAL U.S. TREASURY NOTES		$6,882,704
(cost $6,694,567)

TOTAL DEBT SECURITIES		$30,520,510
(cost $29,450,313)

Rainier Balanced Portfolio
Schedule of Investments
December 31, 2009 (Unaudited)

COMMON STOCKS (59.9%)	Shares	Value
Consumer Discretionary (7.3%)
Best Buy Co., Inc.	7,900	$311,734
Carnival Corp. Cl. A	17,840	565,350
Coach, Inc.	7,735	282,560
Comcast Corp. Cl. A	16,320	275,155
Kohls Corp. *	6,240	336,523
Lowe's Companies, Inc.	19,790	462,888
McDonalds Corp.	4,720	294,717
Newell Rubbermaid Inc.	18,170	272,732
Nike, Inc. Cl. B	3,735	246,771
Starbucks Corp. *	18,570	428,224
Target Corp.	9,520	460,482
The DIRECTV Group, Inc. Cl. A *	10,225	341,004
The Gap, Inc.	21,790	456,501
The Walt Disney Co.	9,550	307,987
Time Warner Inc.	15,210	443,219
V.F. Corp.	3,930	287,833
		5,773,680
Consumer Staples (5.3%)
Avon Products, Inc.	12,540	395,010
Colgate-Palmolive Co.	5,940	487,971
General Mills, Inc.	10,820	766,164
Molson Coors Brewing Co. Cl. B	7,230	326,507
PepsiCo, Inc.	15,309	930,787
The Estee Lauder Companies Inc. Cl. A	8,030	388,331
The J.M. Smucker Co.	10,665	658,564
Wal-Mart Stores, Inc.	5,370	287,026
		4,240,360
Energy (6.8%)
Cameron International Corp. *	14,520	606,936
Chevron Corp.	17,795	1,370,037
Devon Energy Corp.	11,715	861,053
Newfield Exploration Co. *	8,070	389,216
Southwestern Energy Co. *	7,850	378,370
Total SA - ADR	11,585	741,903
Transocean Ltd. *	12,288	1,017,446
		5,364,961
Financials (7.9%)
ACE Limited	11,685	588,924
American Express Co.	11,770	476,920
Ameriprise Financial, Inc.	11,160	433,231
Annaly Capital Management, Inc.	13,975	242,466
Franklin Resources, Inc.	5,900	621,565
IntercontinentalExchange Inc. *	3,050	342,515
Invesco Ltd.	18,950	445,135
JPMorgan Chase & Co.	29,115	1,213,222
Marsh & McLennan Companies, Inc.	13,120	289,690
Morgan Stanley	11,195	331,372
State Street Corp.	16,370	712,750
The Charles Schwab Corp.	10,600	199,492
The Goldman Sachs Group, Inc.	1,990	335,992
		6,233,274
Health Care (7.7%)
Abbott Laboratories	18,385	992,606
Allergan, Inc.	5,405	340,569
Amgen Inc. *	6,620	374,494
Baxter International Inc.	10,680	626,703
Celgene Corp. *	10,030	558,470
Cephalon, Inc. *	3,075	191,911

Rainier Balanced Portfolio
Schedule of Investments
December 31, 2009 (Unaudited)

Health Care (7.7%) (Continued)	Shares	Value
Covance Inc. *	4,830	$263,573
Express Scripts, Inc. *	5,580	482,391
Gilead Sciences, Inc. *	17,120	740,954
QIAGEN N.V. *	13,105	292,504
Shire PLC - ADR	6,050	355,135
St. Jude Medical, Inc. *	7,880	289,826
Teva Pharmaceutical Industries, Ltd. - ADR	6,930	389,327
UnitedHealth Group Inc.	6,740	205,435
		6,103,898
Industrials (6.4%)
3M Co.	9,780	808,513
ABB Ltd. - ADR	20,250	386,775
CSX Corp.	7,950	385,495
Cummins Inc.	13,970	640,664
Deere & Co.	5,590	302,363
Expeditors International Washington, Inc.	14,260	495,250
FTI Consulting, Inc. *	5,660	266,926
Iron Mountain, Inc. *	16,585	377,475
Oshkosh Corp.	10,730	397,332
Precision Castparts Corp.	4,595	507,058
United Technologies Corp.	8,000	555,280
		5,123,131
Information Technology (13.6%)
Apple Inc. *	7,500	1,581,450
Broadcom Corp. Cl. A *	14,100	443,445
Check Point Software Technologies Ltd. *	13,305	450,773
Cisco Systems, Inc. *	47,021	1,125,683
eBay, Inc. *	15,060	354,512
EMC Corp. *	52,825	922,853
Google, Inc. Cl. A *	1,630	1,010,567
Hewlett Packard Co.	6,640	342,026
Intel Corp.	39,770	811,308
Juniper Networks, Inc. *	14,560	388,315
Microsoft Corp.	27,030	824,145
Oracle Corp.	21,035	516,199
QUALCOMM, Inc.	12,060	557,896
Trimble Navigation Ltd. *	11,405	287,406
Visa, Inc.	7,608	665,396
Western Union Co.	25,120	473,512
		10,755,486
Materials (3.0%)
Albemarle Corp.	13,240	481,539
Freeport-McMoRan Copper & Gold, Inc. *	11,740	942,605
Praxair, Inc.	5,690	456,964
Walter Energy, Inc.	6,420	483,490
		2,364,598
Telecommunication Services (0.8%)
American Tower Corp. Cl. A *	15,305	661,329

Utilities - 1.1%
The AES Corp. *	64,900	863,819

TOTAL COMMON STOCKS		$47,484,536
(cost $37,366,901)
	Principal
	Amount
SHORT-TERM INVESTMENTS (1.1%)
MONEY MARKET MUTUAL FUNDS (1.1%)
First American Prime Obligations Fund	$896,326	$896,326

TOTAL-SHORT TERM INVESTMENTS
(cost $896,326)		$896,326

Rainier Balanced Portfolio
Schedule of Investments
December 31, 2009 (Unaudited)

		Shares	Value
TOTAL INVESTMENTS (99.5%)
(cost $67,713,540)			$78,901,372
ASSETS IN EXCESS OF OTHER LIABILITIES (0.5%)			406,892
TOTAL NET ASSETS (100.0%)			$79,308,264

ADR	American Depository Receipt
*	Non income producing security.
**	The variable-rate securities are subject to a demand feature, which reduces the remaining maturity.

The cost basis of investment for federal income tax purposes at December 31, 2009, was as follows***:

Cost of investments			$67,713,540
Gross unrealized appreciation			11,544,785
Gross unrealized depreciation			(356,953)
Net unrealized appreciation			$11,187,832

*** Because tax adjustments are calculated annually, the above table does not reflects the tax adjustments.  For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual report or annual report.

Rainier Intermediate Fixed Income Portfolio
Schedule of Investments
December 31, 2009 (Unaudited)

	Principal
DEBT SECURITIES (96.8%)	Amount	Value
ASSET - BACKED SECURITIES (4.1%)
Bank of America Credit Card Trust
Series 2007-A8, 5.590%, 11/15/2014	300,000	$321,446
Capital One
Series 2005-A3, 4.500%, 03/15/2013	1,500,000	1,517,891
Series 2006-A2, 4.850%, 11/15/2013	550,000	570,139
Series 2006-A6, 5.300%, 02/15/2014	725,000	761,087
Chase Issuance Trust
Series 2005-A7, 4.550%, 03/15/2013	250,000	259,174
Citibank Credit Card Issuance Trust
2006-A4, 5.450%, 05/10/2013	1,750,000	1,842,514

TOTAL ASSET-BACKED SECURITIES		$5,272,251
(Cost $5,076,399)

COLLATERALIZED MORTGAGE OBLIGATIONS (0.1%)
Federal National Mortgage Association
Series 2007-B2, 5.500%, 12/25/2020	197,489	209,078

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS		$209,078
(cost $197,326)

CORPORATE BONDS (57.1%)
Finance (34.7%)
ACE INA Holdings
5.600%, 05/15/2015	2,425,000	2,605,318
Allstate Life Global Funding Trust
5.375%, 04/30/2013	1,525,000	1,629,138
American Express Co.
7.000%, 03/19/2018	625,000	689,382
Ameriprise Financial, Inc.
5.350%, 11/15/2010	1,600,000	1,653,523
Bank of America Corp.
5.650%, 05/01/2018	1,800,000	1,831,117
Bear Stearns Cos., Inc.
5.350%, 02/01/2012	1,300,000	1,382,026
5.700%, 11/15/2014	1,725,000	1,900,103
BlackRock, Inc.
5.000%, 12/10/2019	475,000	467,676
Citigroup, Inc.
6.000%, 02/21/2012	1,960,000	2,070,207
Credit Suisse First Boston
5.000%, 05/15/2013	1,000,000	1,067,262
General Electric Capital Corp.
5.000%, 02/01/2013	200,000	211,743
5.900%, 05/13/2014	2,350,000	2,542,965
5.625%, 09/15/2017	1,550,000	1,599,340
Hartford Financial Services Group, Inc.
5.250%, 10/15/2011	1,825,000	1,884,239
Household Finance Corp.
6.375%, 10/15/2011	1,475,000	1,569,360
JPMorgan Chase & Co.
4.500%, 01/15/2012	600,000	629,101

Rainier Intermediate Fixed Income Portfolio
Schedule of Investments
December 31, 2009 (Unaudited)

	Principal
Finance (34.7%) (cont.)	Amount	Value
MetLife, Inc.
6.750%, 06/01/2016	1,300,000	$1,457,707
Morgan Stanley
5.300%, 03/01/2013	1,200,000	1,265,712
4.750%, 04/01/2014	2,625,000	2,642,598
National Rural Utilities Coop.
5.500%, 07/01/2013	200,000	216,653
Northern Trust Corp.
5.200%, 11/09/2012	1,000,000	1,086,791
Prudential Financial Inc.
5.150%, 01/15/2013	2,175,000	2,289,657
SLM Corp.
4.000%, 01/15/2010	1,450,000	1,449,923
0.442%, 07/26/2010 *	1,050,000	1,027,758
The Charles Schwab Corp.
4.950%, 06/01/2014	1,500,000	1,583,964
The Goldman Sachs Group, Inc.
5.950%, 01/18/2018	3,000,000	3,172,983
The Travelers Cos., Inc.
5.900%, 06/02/2019	1,850,000	1,979,472
Wachovia Corp.
5.500%, 05/01/2013	2,550,000	2,711,007
		44,616,725
Industrials (21.9%)%
Alltel Corp.
7.000%, 07/01/2012	1,100,000	1,214,108
Analog Devices, Inc.
5.000%, 07/01/2014	2,025,000	2,114,582
ArcelorMittal SA Luxembourg
5.375%, 06/01/2013	1,150,000	1,214,482
Bemis Co., Inc.
6.800%, 08/01/2019	275,000	302,888
BHP Billiton Financial USA Ltd.
5.125%, 03/29/2012	1,425,000	1,517,577
Caterpillar Financial Services Corp.
6.550%, 05/01/2011	100,000	106,940
6.125%, 02/17/2014	2,550,000	2,852,343
Cisco Systems, Inc.
5.500%, 02/22/2016	1,100,000	1,209,271
Colgate-Palmolive Co.
5.980%, 04/25/2012	150,000	162,391
Comcast Corp.
5.500%, 03/15/2011	150,000	157,016
Devon Energy Corp.
5.625%, 01/15/2014	100,000	108,127
Dover Corp.
6.500%, 02/15/2011	150,000	158,506
Halliburton Co.
5.500%, 10/15/2010	150,000	156,133
Hewlett-Packard Co.
6.125%, 03/01/2014	175,000	195,724

Rainier Intermediate Fixed Income Portfolio
Schedule of Investments
December 31, 2009 (Unaudited)

	Principal
Industrials (21.9%) (cont.)	Amount	Value
John Deere Capital Corp.
5.350%, 01/17/2012	1,125,000	$1,202,826
Nokia Corp.
5.375%, 05/15/2019	225,000	230,132
Novartis Capital Corp.
4.125%, 02/10/2014	1,750,000	1,841,292
Nucor Corp.
5.000%, 06/01/2013	100,000	106,094
PepsiCo, Inc.
3.750%, 03/01/2014	600,000	620,634
Rio Tinto Finance USA Ltd.
5.875%, 07/15/2013	1,125,000	1,214,886
St. Jude Medical, Inc.
3.750%, 07/15/2014	325,000	328,846
4.875%, 07/15/2019	200,000	201,972
Target Corp.
5.375%, 05/01/2017	1,425,000	1,531,546
The Estee Lauder Companies Inc.
7.750%, 11/01/2013	100,000	116,274
The Home Depot, Inc.
5.250%, 12/16/2013	1,900,000	2,035,875
Thomson Reuters Corp.
6.500%, 07/15/2018	1,000,000	1,132,128
Time Warner Cable Inc.
6.750%, 07/01/2018	1,000,000	1,100,357
United Parcel Service, Inc.
4.500%, 01/15/2013	1,000,000	1,063,952
Wellpoint, Inc.
5.000%, 01/15/2011	1,000,000	1,034,220
Western Union Co.
5.400%, 11/17/2011	1,325,000	1,415,312
WMC Financial USA Ltd.
5.125%, 05/15/2013	1,225,000	1,314,909
Zimmer Holdings, Inc.
4.625%, 11/30/2019	250,000	248,218
		28,209,561
Utilities (0.5%)
Virginia Electric & Power Co.
5.000%, 06/30/2019	600,000	612,812

TOTAL CORPORATE BONDS		$73,439,098
(Cost $70,472,282)

MORTGAGE PASS-THROUGH SECURITIES (5.7%)
Federal Home Loan Mortgage Corp.
Pool #G18005, 5.000%, 08/01/2019	133,146	140,174
Pool #G18010, 5.500%, 09/01/2019	136,901	145,924
Pool #G18073, 5.000%, 09/01/2020	112,570	118,371
Pool #G13466, 4.500%, 08/01/2022	439,417	456,631
Pool #G01779, 5.000%, 04/01/2035	328,644	338,110
Pool #G02267, 6.500%, 08/01/2036	310,883	333,179
Pool #G02327, 6.500%, 08/01/2036	269,073	288,370
		1,820,759

Rainier Intermediate Fixed Income Portfolio
Schedule of Investments
December 31, 2009 (Unaudited)

	Principal
MORTGAGE PASS-THROUGH SECURITIES (5.7%) (cont.)	Amount	Value
Federal National Mortgage Association
Pool #357412, 4.500%, 07/01/2018	206,735	$215,544
Pool #555872, 5.000%, 11/01/2018	155,907	164,282
Pool #725690, 6.000%, 08/01/2034	677,237	722,421
Pool #807942, 5.500%, 12/01/2034	366,610	385,380
Pool #735394, 6.500%, 02/01/2035	87,457	94,357
Pool #824940, 5.500%, 06/01/2035	240,945	253,131
Pool #255813, 5.000%, 08/01/2035	652,226	670,706
Pool #255842, 5.000%, 09/01/2035	227,914	234,371
Pool #735896, 6.000%, 09/01/2035	268,630	285,881
Pool #735897, 5.500%, 10/01/2035	389,114	408,793
Pool #256022, 5.500%, 12/01/2035	834,191	876,379
Pool #745283, 5.500%, 01/01/2036	304,792	320,206
Pool #745275, 5.000%, 02/01/2036	313,514	322,397
Pool #898428, 6.000%, 10/01/2036	201,651	214,223
Pool #888029, 6.000%, 12/01/2036	285,975	303,804
		5,471,875

TOTAL MORTGAGE PASS-THROUGH SECURITIES		$7,292,634
(cost $6,942,840)

U.S. GOVERNMENT AGENCY (15.7%)
Federal Home Loan Bank
3.625%, 05/29/2013	350,000	367,317
5.500%, 08/13/2014	700,000	786,165
5.625%, 06/13/2016	1,250,000	1,261,931
		2,415,413
Federal Home Loan Mortgage Corp.
5.250%, 07/18/2011	500,000	532,783
5.750%, 01/15/2012	250,000	272,292
5.500%, 08/20/2012	500,000	548,978
4.625%, 10/25/2012	450,000	484,992
2.500%, 04/08/2013	2,675,000	2,688,463
4.500%, 07/15/2013	2,700,000	2,916,373
4.750%, 01/19/2016	500,000	539,945
5.250%, 04/18/2016	2,000,000	2,203,040
5.125%, 11/17/2017	1,000,000	1,090,511
4.875%, 06/13/2018	1,000,000	1,071,514
		12,348,891
Federal National Mortgage Association
6.000%, 05/15/2011	2,000,000	2,141,888
5.375%, 11/15/2011	1,000,000	1,078,471
4.375%, 03/15/2013	150,000	161,322
4.125%, 04/15/2014	300,000	319,376
4.375%, 10/15/2015	800,000	852,162
5.240%, 08/07/2018	805,000	842,811
		5,396,030

TOTAL U.S. GOVERNMENT AGENCY		$20,160,334
(cost $19,378,747)

Rainier Intermediate Fixed Income Portfolio
Schedule of Investments
December 31, 2009 (Unaudited)

	Principal
U.S. TREASURY NOTES (14.1%)	Amount	Value
4.875%, 04/30/2011	2,300,000	$2,423,266
4.625%, 07/31/2012	750,000	810,235
1.375%, 10/15/2012	3,000,000	2,984,064
3.125%, 04/30/2013	1,000,000	1,042,188
3.500%, 05/31/2013	1,125,000	1,185,909
4.250%, 08/15/2013	1,250,000	1,349,220
4.000%, 02/15/2014	1,300,000	1,390,493
4.750%, 05/15/2014	800,000	880,501
4.250%, 11/15/2014	200,000	215,500
4.000%, 02/15/2015	1,000,000	1,063,126
4.250%, 08/15/2015	750,000	802,969
4.500%, 02/15/2016	1,300,000	1,402,680
4.625%, 11/15/2016	250,000	270,567
4.250%, 11/15/2017	1,250,000	1,310,548
2.750%, 02/15/2019	1,125,000	1,036,055

TOTAL U.S. TREASURY NOTES		$18,167,321
(cost $17,625,730)

TOTAL DEBT SECURITIES		$124,540,716
(cost $119,693,324)
	Principal
SHORT TERM INVESTMENTS (2.2%)	Amount	Value
MONEY MARKET MUTUAL FUNDS (2.2%)
First American Prime Obligations Fund	$2,786,810	$2,786,810
TOTAL SHORT TERM INVESTMENTS
(cost $2,786,810)		$2,786,810

TOTAL INVESTMENTS (99.0%)		$127,327,526
(cost $122,480,134)
OTHER ASSETS IN EXCESS OF LIABILITIES (1.0%)		1,345,419
TOTAL NET ASSETS (100.0%)		$128,672,945

* The variable-rate securities are subject to a demand feature, which reduces the remaining maturity.

The cost basis of investment for federal income tax purposes at December 31, 2009, was as follows***:

Cost of investments		$122,480,134
Gross unrealized appreciation		5,120,856
Gross unrealized depreciation		(273,464)
Net unrealized appreciation		$4,847,392

*** Because tax adjustments are calculated annually, the above table does not reflects the tax adjustments.  For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual report or annual report.

Rainier High Yield Portfolio
Schedule of Investments
December 31, 2009 (Unaudited)

	Principal
	Amount	Value
CONVERTIBLE BONDS (0.9%)
Oil, Gas & Consumable Fuels (0.9%)
International Coal Group, Inc.
9.000%, 08/01/2012	100,000	$110,000
TOTAL CONVERTIBLE BONDS		110,000
(Cost $88,744)

CORPORATE BONDS (94.6%)
Consumer Staples (9.3%)
Constellation Brands Inc.
7.250%, 05/15/2017	300,000	305,625
Mohawk Industries Inc.
6.625%, 01/15/2016	300,000	300,000
Revlon Consumer Products
9.750%, 11/15/2015 **	150,000	155,625
Tyson Foods, Inc. *
10.500%, 03/01/2014	300,000	344,250
		1,105,500
Energy (2.5%)
Massey Energy Co.
6.875%, 12/15/2013	300,000	301,125

Finance (1.3%)
Textron Financial Corp.
5.400%, 04/28/2013	150,000	150,041

Industrial (70.3%)
BE Aerospace, Inc.
8.500%, 07/01/2018	195,000	207,187
Bway Corp.
10.000%, 04/15/2014 **	300,000	318,750
Cablevision Systems Corp.
8.625%, 09/15/2017 **	100,000	104,625
Cinemark, Inc.
8.625%, 06/15/2019 **	100,000	104,500
Clean Harbors, Inc.
7.625%, 08/15/2016	100,000	101,875
Clearwire Corp., LLC
12.000%, 12/01/2015	300,000	306,000
Collective Brands, Inc.
8.250%, 08/01/2013	200,000	204,000
Domtar Corp.
10.750%, 06/01/2017	300,000	354,000
Global Crossing Ltd
12.000%, 09/15/2015 **	250,000	275,625
El Paso Corp.
7.000%, 06/15/2017	300,000	299,038
Exopack Holding Corp.
11.250%, 02/01/2014	150,000	153,187
GCI, Inc.
8.625%, 11/15/2019 **	100,000	101,375
GeoEye, Inc.
9.625%, 10/01/2015 **	250,000	258,438

Rainier High Yield Portfolio
Schedule of Investments
December 31, 2009 (Unaudited)

	Principal
	Amount	Value
Goodyear Tire & Rubber Co.
10.500%, 05/15/2016	300,000	$333,000
Graphic Packaging Holding Company
9.500%, 08/15/2013	100,000	103,750
9.500%, 06/15/2017	100,000	106,500
Greif, Inc.
7.750%, 08/01/2019	300,000	307,500
HCA Inc.
8.500%, 04/15/2019 **	300,000	324,750
Hornbeck Offshore Services, Inc.
8.000%, 09/01/2017 **	250,000	251,250
HSN, Inc.
11.250%, 08/01/2016	75,000	84,562
Iron Mountain Inc.
7.750%, 01/15/2015	300,000	303,000
JohnsonDiversey, Inc.
8.250%, 11/15/2019 **	250,000	254,375
Levi Strauss & Co.
8.875%, 04/01/2016	100,000	105,125
Mandalay Resort Group
9.375%, 02/15/2010	200,000	200,000
Masco Corp.
5.850%, 03/15/2017	300,000	279,537
Nalco Co.
8.875%, 11/15/2013	300,000	310,500
Owens Corning Inc.
6.500%, 12/01/2016	300,000	307,646
Pioneer Natural Resources Co.
6.875%, 05/01/2018	300,000	298,326
Sandridge Energy, Inc.
9.875%, 05/15/2016 **	155,000	163,913
Solo Cup Co.
10.500%, 11/01/2013 **	100,000	107,000
Solutia, Inc.
8.750%, 11/01/2017	100,000	104,625
Starwood Hotels & Resorts Worldwide, Inc.
7.875%, 10/15/2014	300,000	322,125
Steel Dynamics, Inc.
6.750%, 04/01/2015	100,000	99,625
Teck Resources Limited
10.750%, 05/15/2019	300,000	360,000
Terremark Worldwide, Inc.
12.000%, 06/15/2017 **	100,000	111,000
Tesoro Corp.
6.500%, 06/01/2017	300,000	280,500
United Rentals North America, Inc.
9.250%, 12/15/2019	200,000	207,500
Windstream Corp.
7.875%, 11/01/2017 **	250,000	248,125
		8,362,834

Rainier High Yield Portfolio
Schedule of Investments
December 31, 2009 (Unaudited)

	Principal
	Amount	Value
Telecommunication Services (5.8%)
Frontier Communications Corp.
8.250%, 05/01/2014	300,000	$314,250
Sprint Capital Corp.
6.875%, 11/15/2028	450,000	376,313
		690,563
Transportation (1.8%)
Kansas City Southern
7.625%, 12/01/2013	220,000	217,800

Utility (3.6%)
MetroPCS Communications, Inc.
9.250%, 11/01/2014	100,000	101,750
The AES Corp.
9.750%, 04/15/2016 **	300,000	330,000
		431,750

TOTAL CORPORATE BONDS		$11,259,613
(Cost $10,122,925)

	Shares	Value
EXCHANGE-TRADED FUNDS (2.5%)
Funds, Trusts, and Other Financial Vehicles (2.5%)
SPDR Barclays Capital	3,910	152,060
iShare iBoxx	1,710	150,206

TOTAL EXCHANGE-TRADED FUNDS		$302,266
(cost $302,020)

	Principal
	Amount	Value
SHORT-TERM INVESTMENTS (0.5%)
MONEY MARKET MUTUAL FUNDS (0.5%)
First American Prime Obligations Fund	$59,646	$59,646

TOTAL SHORT-TERM INVESTMENTS		$59,646
(cost $59,646)

TOTAL INVESTMENTS (98.5%)
(cost $10,573,335)		11,731,525
ASSETS IN EXCESS OF OTHER LIABILITIES (1.5%)		178,540
TOTAL NET ASSETS (100.0%)		$11,910,065

* The variable-rate securities are subject to a demand feature, which reduces the remaining maturity.

**  Security exempt from registration under Regulation D of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified buyers. At December 31, 2009, the value of these securities totaled $3,109,350 or 26.11% of the Portfolio's net assets.  Unless otherwise noted, these securities were deemed liquid pursuant to procedures approved by the Board of Directors.

The cost basis of investment for federal income tax purposes at December 31, 2009, was as follows***:

Cost of investments		$10,573,335
Gross unrealized appreciation		1,162,064
Gross unrealized depreciation		(3,874)
Net unrealized appreciation		$1,158,190

*** Because tax adjustments are calculated annually, the above table does not reflects the tax adjustments.  For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual report or annual report.

Fair Value of Financial Instruments at December 31, 2009

The Trust has adopted authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the period.  These inputs are summarized in the three broad levels listed below.

Level 1 - Quoted unadjusted prices for identical instruments in active markets to which the Trust has access at the date of measurement.

Level 2 - Quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active; and model-derived valuations in which all significant inputs and significant value drivers are observable in active markets. Level 2 inputs are those in markets for which there are few transactions, the prices are not current, little public information exists or instances where prices vary substantially over time or among brokered market makers.

Level 3 - Model derived valuations in which one or more significant inputs or significant value drivers are unobservable. Unobservable inputs are those inputs that reflect the Trust’s own assumptions that market participants would use to price the asset or liability based on the best available information.

Rainier Large Cap Equity Portfolio
	Level 1	Level 2	Level 3	Total

Equity
Common Stock	$1,515,243,652	$-	$-	$1,515,243,652
Real Estate Investment Trusts	7,702,446	-	-	7,702,446
Total Equity	1,522,946,098	-	-	1,522,946,098

Short-Term Investments	5,119,406			5,119,406
Total Investments in Securities	$1,528,065,504	$-	$-	$1,528,065,504

Rainier Mid Cap Equity Portfolio
	Level 1	Level 2	Level 3	Total

Equity
Common Stock	$634,598,907	$-	$-	$634,598,907
Real Estate Investment Trusts	10,957,244	-	-	10,957,244
Total Equity	645,556,151	-	-	645,556,151

Short-Term Investments	13,111,361			13,111,361
Total Investments in Securities	$658,667,512	$-	$-	$658,667,512

Rainier Small/Mid Cap Equity Portfolio
	Level 1	Level 2	Level 3	Total

Equity
Common Stock	$3,189,523,614	$-	$-	$3,189,523,614
Real Estate Investment Trusts	44,217,238	-	-	44,217,238
Total Equity	3,233,740,852	-	-	3,233,740,852

Short-Term Investments	28,172,948			28,172,948
Total Investments in Securities	$3,261,913,800	$-	$-	$3,261,913,800

Rainier Balanced Portfolio
	Level 1	Level 2	Level 3	Total

Equity
Common Stock	$47,242,070	$-	$-	$47,242,070
Real Estate Investment Trusts	242,466	-	-	242,466
Total Equity	47,484,536	-	-	47,484,536

Fixed Income
Asset Backed Securities	-	1,446,917	-	1,446,917
Collateralized Mortgage Obligations	-	160,829	-	160,829
Mortgage Pass-Through Securities	-	2,805,914	-	2,805,914
Federal Agency Obligations	-	9,884,858	-	9,884,858
Corporate Bonds	-	16,221,992	-	16,221,992
Total Fixed Income	-	30,520,510	-	30,520,510

Short-Term Investments	896,326	-	-	896,326
Total Investments in Securities	$48,380,862	$30,520,510	$-	$78,901,372

Rainier Intermediate Fixed Income Portfolio
	Level 1	Level 2	Level 3	Total

Fixed Income
Asset Backed Securities	$-	$5,272,251	$-	$5,272,251
Collateralized Mortgage Obligations	-	209,078	-	209,078
Mortgage Pass-Through Securities	-	7,292,634	-	7,292,634
Federal Agency Obligations	-	38,327,655	-	38,327,655
Corporate Bonds	-	73,439,098	-	73,439,098
Total Fixed Income	-	124,540,716	-	124,540,716

Short-Term Investments	2,786,810	-	-	2,786,810
Total Investments in Securities	$2,786,810	$124,540,716	$-	$127,327,526

Rainier High Yield Portfolio
	Level 1	Level 2	Level 3	Total

Equity
Exchange Traded Funds	$302,266	$-	$-	$302,266
Total Equity	302,266	-	-	302,266

Fixed Income
Corporate Bonds	-	11,259,613	-	11,259,613
Convertible Corporate Bonds	-	110,000	-	110,000
Total Fixed Income	-	11,369,613	-	11,369,613

Short-Term Investments	59,646			59,646
Total Investments in Securities	$361,912	$11,369,613	$-	$11,731,525

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Rainier Investment Management Mutual Funds

By /s/ John W. O’Halloran
     John W. O’Halloran
     Chief Executive Officer, Treasurer and Secretary

Date   2/25/2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By   /s/ John W. O’Halloran
       John W. O’Halloran
       Chief Excecutive Officer, Treasurer and Secretary

Date 2/25/2010